Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2013
Prospectus Date	rr_ProspectusDate	Mar. 08, 2013
(PIMCO Global Multi-Asset Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock
PIMCO Variable Insurance Trust

Supplement Dated March 8, 2013 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M
Prospectus, each dated April 30, 2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO Global Multi-Asset Portfolio and
PIMCO Global Multi-Asset Managed Volatility Portfolio (the "Portfolios")

The following changes are effective April 30, 2013.

Investment Objective supplement [text block]	pimco_SupplementTextBlock01	The "Investment Objective" section of the PIMCO Global Multi-Asset Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.
Investment Objective supplement - [text block]	pimco_SupplementTextBlock02	The "Investment Objective" section of the PIMCO Global Multi-Asset Managed Volatility Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:
Investment primary supplement - [text block]	pimco_SupplementTextBlock03	The Portfolio seeks maximum long-term absolute return, with explicit management of portfolio volatility.
Performance Heading supplement [text block]	pimco_SupplementTextBlock04	The following is added before the first sentence of the second paragraph of the "Performance Information" section of each Portfolio's Portfolio Summary in each Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective April 30, 2013, the Portfolio's secondary index is the 1 Month USD LIBOR Index +5%. The 1 Month USD LIBOR Index +5% benchmark is created by adding 5% to the annual return of 1 Month USD LIBOR Index. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England's Eurodollar market. The Portfolio's new secondary index was selected as its use is more closely aligned with the Portfolio's investment philosophy and investment objective. Prior to April 30, 2013, the Portfolio's secondary benchmark was the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

Performance Table Header supplement [text block]	pimco_SupplementTextBlock05

The following disclosure is added above the row relating to the 60% MSCI World Index/40% Barclays U.S. Aggregate Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Global Multi-Asset Portfolio's Portfolio Summary in each Prospectus:

(PIMCO Global Multi-Asset Portfolio) | 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception (04/15/2009)	rr_AverageAnnualReturnSinceInception	5.26%
(PIMCO Global Multi-Asset Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock
PIMCO Variable Insurance Trust

Supplement Dated March 8, 2013 to the
PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Portfolio Institutional Class Prospectus, and PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus, each dated April 30, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Global Multi-Asset Portfolio (the "Portfolio")

The following changes are effective April 30, 2013.

Investment Objective supplement [text block]	pimco_SupplementTextBlock01	The "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.
Performance Heading supplement [text block]	pimco_SupplementTextBlock04	The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective April 30, 2013, the Portfolio's secondary index is the 1 Month LIBOR Index +5%. The 1 Month USD LIBOR Index +5% benchmark is created by adding 5% to the annual return of 1 Month USD LIBOR Index. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England's Eurodollar market. The Portfolio's new secondary index was selected as its use is more closely aligned with the Portfolio's investment philosophy and investment objective. Prior to April 30, 2013, the Portfolio's secondary benchmark was the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

Performance Table Header supplement [text block]	pimco_SupplementTextBlock05

The following disclosure is added above the row relating to the 60% MSCI World Index/40% Barclays U.S. Aggregate Index in the Average Annual Total Returns table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus:

(PIMCO Global Multi-Asset Portfolio) | 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception (04/15/2009)	rr_AverageAnnualReturnSinceInception	5.26%
(PIMCO Global Multi-Asset Managed Volatility Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock
PIMCO Variable Insurance Trust

Supplement Dated March 8, 2013 to the
PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus,
dated April 30, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Global Multi-Asset Managed Volatility Portfolio
(the "Portfolio")

The following changes are effective April 30, 2013.

Investment Objective supplement [text block]	pimco_SupplementTextBlock01	The "Investment Objective" section of the Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks maximum long-term absolute return, with explicit management of portfolio volatility.
Performance Heading supplement [text block]	pimco_SupplementTextBlock04	The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in the Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective April 30, 2013, the Portfolio's secondary index is the 1 Month LIBOR Index +5%. The 1 Month USD LIBOR Index +5% benchmark is created by adding 5% to the annual return of 1 Month USD LIBOR Index. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England's Eurodollar market. The Portfolio's new secondary index was selected as its use is more closely aligned with the Portfolio's investment philosophy and investment objective. Prior to April 30, 2013, the Portfolio's secondary benchmark was the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.